OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

15.	OTHER RECEIVABLES

(in thousands of $)	2021	2020
Claims receivable	1,097	3,022
Agent receivables	149	2,229
Other receivables	8,863	17,699
	10,109	22,950

Claims receivable is primarily attributable to insurance claims.

Other receivables are presented net of allowances for doubtful accounts amounting to nil as of December 31, 2021 (2020: nil).